FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



November 2, 2007


Filed Via Edgar (CIK #0000765485)
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      RE:  INSTITUTIONAL FIDUCIARY TRUST
           File Nos. 002-96634 AND 811-04267

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 26, 2007.

Sincerely yours,

INSTITUTIONAL FIDUCIARY TRUST


/s/ David P. Goss
David P. Goss
Senior Associate General Counsel

DPG/ac